Debt Obligations - Fair Value of Warrants (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jul. 23, 2014	Dec. 31, 2013	Jul. 23, 2014
Debt Disclosure [Abstract]
Risk-free interest rate	2.53%	3.04%
Expected volatility	80.00%	80.00%
Expected lives	5 years 9 months 18 days	6 years 3 months 18 days
Fair value of underlying equity		$ 9.40	$ 7.00